Employee Benefit Plans (Details Narrative) (10 K) - 401(k) Plan [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Employee contribution amount	$ 4	$ 18	$ 18	$ 10
Maximum [Member]
Employee contribution percentage	100.00%		100.00%